Plant and Equipment - Summary of Depreciation Rates of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2025
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Furniture and Other Equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	14.00%
Furniture and Other Equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	33.00%